Long-term incentive plan (Details) (Long-term incentive plan, USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Long-term incentive plan
Units
Outstanding at the beginning of the period (in shares)	485,781	600,981	471,280	263,592
Granted (in shares)	209,009	216,110	305,112	267,408
Additional shares from dividends	8,172	36,204	46,854	49,540
Forfeitures (in shares)		103,991
Vested and redeemed (in shares)	(231,687)	(263,523)	(222,265)	(109,260)
Outstanding at the end of the period (in shares)	471,275	485,781	600,981	471,280
Grant Date Weighted Average Fair Value per Unit
Outstanding at the beginning of the period (in dollars per share)	$ 11.49	$ 10.28	$ 7.30	$ 9.76
Granted (in dollars per share)	$ 14.65	$ 14.02	$ 13.29	$ 5.76
Additional shares from dividends (in dollars per share)	$ 12.02	$ 11.04	$ 9.54	$ 7.80
Forfeitures (in dollars per share)		$ 11.55
Vested and redeemed (in dollars per share)	$ 10.10	$ 9.40	$ 7.94	$ 9.71
Outstanding at the end of the period (in dollars per share)	$ 13.81	$ 11.49	$ 10.28	$ 7.30
Fair value of outstanding notional units		$ 6.4	$ 7.8
Compensation expense related to LTIP		3.2	4.5	2.2
Cash payments made for vested notional units		$ 1.5	$ 2.8	$ 0.3
Assumptions for calculation of simulated total shareholder return under the Monte Carlo model
Weighted average risk free rate of return, minimum (as a percent)	0.19%	0.15%
Weighted average risk free rate of return, maximum (as a percent)	0.51%	0.28%
Weighted average risk free rate of return (as a percent)			0.71%
Dividend yield (as a percent)	8.30%	7.90%	9.39%
Expected volatility Company (as a percent)	22.20%	22.20%	40.00%
Low end of the range of expected volatility of peer companies (as a percent)		17.30%	25.00%
High end of the range of expected volatility of peer companies (as a percent)		112.90%	55.00%
Weighted average remaining measurement period (in years)	1.92	0.87	1.43